CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net sales		$ 4,288.9	$ 4,587.8	$ 4,852.6
Cost of sales		3,492.1	3,695.6	3,874.5
Gross profit		796.8	892.2	978.1
Operating expenses:
Selling and distribution		256.9	328.5	345.5
General and administrative		253.2	264.4	283.7
Amortization expense		74.1	80.2	85.5
Asset impairment		129.1	0.0	59.0
Other operating expense, net		99.6	135.7	125.2
Total operating expenses		812.9	808.8	898.9
Operating (loss) income		(16.1)	83.4	79.2
Other expense (income):
Interest expense		102.4	107.8	122.4
(Gain) loss on foreign currency exchange		(3.5)	8.6	(5.0)
Other expense (income), net		40.8	24.6	(9.7)
Total other expense		139.7	141.0	107.7
Loss before income taxes		(155.8)	(57.6)	(28.5)
Income tax benefit		(45.5)	(11.4)	(139.8)
Net (loss) income from continuing operations		(110.3)	(46.2)	111.3
Net loss from discontinued operations		(250.7)	(18.2)	(390.8)
Net loss		$ (361.0)	$ (64.4)	$ (279.5)
Earnings (loss) per common share - basic:
Continuing operations (in usd per share)		$ (1.96)	$ (0.83)	$ 1.95
Discontinued operations (in usd per share)		(4.46)	(0.33)	(6.84)
Net loss per share basic (in usd per share)	[1]	(6.42)	(1.15)	(4.89)
Earnings (loss) per common share - diluted:
Continuing operations (in usd per share)		(1.96)	(0.83)	1.93
Discontinued operations (in usd per share)		(4.46)	(0.33)	(6.78)
Net loss per share diluted (in usd per share)	[1]	$ (6.42)	$ (1.15)	$ (4.85)
Weighted average common shares:
Basic (in shares)		56.2	56.0	57.1
Diluted (in shares)		56.2	56.0	57.6

[1]	The sum of the individual per share amounts may not add due to rounding.